SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION (BENEFIT) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Current tax provision	$ 791,822	$ 564,013	$ 432,343
Deferred tax provision (benefit)	29,109	(7,751)	(5,149)
Income tax provision	820,931	556,262	427,194
CAYMAN ISLANDS
Current tax provision
Deferred tax provision (benefit)
HONG KONG
Current tax provision
Deferred tax provision (benefit)
CHINA
Current tax provision	791,822	564,013	432,343
Deferred tax provision (benefit)	$ 29,109	$ (7,751)	$ (5,149)